Related Party Transactions (Details Narrative) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2025	Jun. 30, 2024	Sep. 25, 2024	Mar. 06, 2024	Jun. 30, 2023	Oct. 31, 2022	Jul. 15, 2022
Related Party Transaction [Line Items]
Common stock, shares issued	18,545,735			18,545,735	6,216,398	1,360,800	15,000,000	3,645,183
Deemed dividend		$ 44,424	$ 325,041	$ 369,465	$ 886,423
Stock price							$ 10.00
Exercise price						$ 1.53	$ 1.50
Consulting expenses	$ 0
Warrants [Member]
Related Party Transaction [Line Items]
Stock price		$ 3.36	$ 1.20		$ 10.65				$ 22.50
Remaining term		2 years 9 months 18 days	2 years 10 months 24 days		3 years 6 months
Risk free rate		4.00%	3.50%		4.40%
Volatility		94.00%	93.00%		95.00%
Warrants [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Exercise price		$ 1.37	$ 1.53		$ 18.20
Warrants [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Exercise price		$ 1.53	$ 10.00		$ 10.00
Acuitas Group Holdings, LLC [Member]
Related Party Transaction [Line Items]
Common stock, shares issued										363,636